1. CORPORATE INFORMATION (Details)	12 Months Ended
Jan. 31, 2018
Details
Entity Incorporation, Date of Incorporation	Feb. 18, 1983
Entity Incorporation, State Country Name	British Columbia
Entity Information, Former Legal or Registered Name	Booker Gold Explorations Limited
Entity Information, Date to Change Former Legal or Registered Name	Feb. 08, 2000
Entity Address, Address Line One	Suite #1103
Entity Address, Address Line Two	1166 Alberni Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	British Columbia
Entity Address, Country	Canada
Entity Listing, Description	listed on the TSX Venture Exchange (“TSX-V”) under the symbol “BKM”
Trading Symbol	PBMLF